Investment Portfolioas of August 31, 2023 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.4%
Alabama 0.9%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 5.25% (a), 1/1/2054, GTY: Goldman Sachs Group, Inc.	10,000,000	10,394,156
Alabama, Black Belt Energy Gas District, Gas Project Revenue:
Series B, 5.25% (a), 12/1/2053, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	5,765,000	6,080,050
Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc. (b)	3,000,000	3,131,168
		19,605,374
Alaska 0.1%
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,045,000	1,808,359
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup Global Markets	1,600,000	1,663,074
5.0%, 12/1/2037, GTY: Citigroup Global Markets	8,405,000	8,614,386
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	5,490,000	4,871,825
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	3,997,175
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	6,495,000	4,623,448
144A, 5.0%, 6/15/2049	1,445,000	1,282,405
144A, 5.0%, 6/15/2052	1,410,000	1,236,904
		26,289,217
Arkansas 0.0%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, 4.17% (c), 9/7/2023, LOC: JPMorgan Chase Bank NA	300,000	300,000
California 6.2%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, Prerefunded, 5.0%, 6/1/2040	11,765,000	12,179,059
California, Housing Finance Agency, Municipal Certificates:
“A", 3.25%, 8/20/2036	8,423,275	7,518,233
“A", Series 2021-1, 3.5%, 11/20/2035	5,383,872	4,953,479
“A", Series 2021-2, 3.75%, 3/25/2035	19,526,769	18,767,539
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,312,391
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	18,692,662
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	6,975,000	5,858,376
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,560,000	1,201,464
4.0%, 9/1/2046	2,265,000	1,839,232

California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2043	3,110,000	3,111,704
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	675,000	604,187
Series A, 144A, 5.0%, 11/15/2051	1,690,000	1,475,833
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	3,600,000	4,141,515
Series A, 5.0%, 8/1/2033	6,250,000	7,186,339
Series C, 5.0%, 8/1/2033	3,765,000	4,329,050
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	7,636,015
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2030	5,715,000	6,051,782
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,110,732
Series A, AMT, 5.0%, 5/15/2045	3,750,000	3,895,596
Nuveen California Quality Municipal Income Fund:
Series 7, 144A, AMT, 4.13% (c), 9/7/2023, LIQ: Royal Bank of Canada	200,000	200,000
Series 1-1362, 144A, AMT, 4.15% (c), 9/7/2023, LIQ: Societe Generale	300,000	300,000
Series 6, 144A, AMT, 4.15% (c), 9/7/2023, LIQ: JPMorgan Chase Bank NA	600,000	600,000
Sacramento County, CA, Airport Systems Revenue, Series C, AMT, 5.0%, 7/1/2030	13,690,000	14,425,137
		131,390,325
Colorado 6.8%
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	1,000,000	847,665
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,833,000	3,435,063
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	35,186,928
Colorado, State Health Facilities Authority Revenue, Children's Hospital, Series A, 3.95% (c), 9/1/2023, LOC: TD Bank NA	2,150,000	2,150,000
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, Prerefunded, 5.5%, 1/1/2035	16,250,000	16,356,824
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	4,000,000	3,561,185
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	892,750
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2029	7,985,000	8,428,348
Series A, AMT, 5.0%, 12/1/2032	6,350,000	6,704,371
Series A, AMT, 5.5%, 11/15/2028	15,000,000	15,031,452
Series A, AMT, 5.5%, 11/15/2029	14,705,000	14,734,669
Series A, AMT, 5.5%, 11/15/2030	15,080,000	15,109,396
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,008,846
Series A, AMT, 5.5%, 11/15/2053	4,000,000	4,260,856
Series D, AMT, 5.75%, 11/15/2045	3,280,000	3,592,017
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	4,895,000	4,916,264
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	940,000	721,893
4.0%, 12/1/2051	3,510,000	2,468,381
		143,406,908
Connecticut 0.1%
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	360,000	308,013
144A, 4.0%, 4/1/2051	1,900,000	1,520,700
		1,828,713

District of Columbia 1.6%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2033	7,500,000	7,679,547
District of Columbia, International School Revenue:
5.0%, 7/1/2039	300,000	301,634
5.0%, 7/1/2054	2,425,000	2,350,581
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	4,810,000	4,272,090
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	2,155,000	1,895,102
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	3,265,000	2,406,145
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2031	5,355,000	5,546,748
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,176,358
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,552,818
Series A, 5.0%, 10/1/2030	1,455,000	1,547,969
		32,728,992
Florida 7.9%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	1,964,392
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,049,341
Broward County, FL, Port Facilities Revenue:
AMT, 5.25%, 9/1/2047	1,010,000	1,054,310
AMT, 5.5%, 9/1/2052	7,455,000	7,900,676
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,560,000	1,222,507
Collier County,FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	4,685,000	4,682,210
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	557,172
Series A-1, 5.0%, 10/1/2033	540,000	554,865
Series A-1, 5.0%, 10/1/2034	545,000	556,037
Series A-1, 5.0%, 10/1/2035	270,000	273,358
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	785,000	771,739
Series A-1, 5.0%, 11/1/2058	1,255,000	1,222,490
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	3,570,000	3,155,530
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,500,000	2,447,474
Series A, 144A, 6.375%, 5/1/2053	1,000,000	977,763
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	6,600,000	6,396,709
Series A, 5.0%, 6/15/2050	5,170,000	4,962,200
Series A, 5.0%, 6/15/2052	1,980,000	1,890,509
Series A, 5.0%, 6/15/2056	3,210,000	3,032,038
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25% (a), 7/1/2057	2,000,000	2,041,033

Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	280,000	271,351
Series B, 5.0%, 7/1/2042	295,000	285,887
Series A-1, 5.0%, 7/1/2051	255,000	237,762
Series B, 5.0%, 7/1/2051	420,000	391,608
Series A-1, 5.0%, 2/1/2057	370,000	338,139
Series B, 5.0%, 7/1/2057	440,000	401,937
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	1,800,000	1,803,649
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (a), 1/1/2049	3,105,000	3,005,292
Series A, 144A, AMT, 6.5% (a), 1/1/2049	3,400,000	3,272,390
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, Series A, 4.0%, 12/1/2050	15,000,000	13,207,827
Florida, Jacksonville Electric Authority, Electric System Revenue, Series B, 4.0%, 10/1/2037	1,500,000	1,431,550
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	15,000,000	10,973,688
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	830,268
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	2,150,000	1,976,181
Florida, State Housing Finance Corp., Revenue, Series 1, 3.5%, 7/1/2051	2,185,000	2,129,848
Florida, Village Community Development District No. 12, Special Assessment Revenue:
4.25%, 5/1/2043	8,320,000	7,574,154
4.375%, 5/1/2050	6,960,000	6,174,908
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	2,250,000	1,556,193
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	6,665,000	6,809,531
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	2,160,000	2,170,656
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,805,413
Miami-Dade County, FL, Seaport Revenue:
Series B1, AMT, 4.0%, 10/1/2046	6,430,000	5,871,943
Series A, AMT, 5.25%, 10/1/2052	14,725,000	15,132,274
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	17,474,258
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	11,575,268
		166,414,328
Georgia 2.2%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	3,825,000	3,410,368
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,204,918
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	672,947
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	4,255,000	3,475,988
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co.	5,000,000	5,001,272
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,193,294
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,252,266
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	15,670,000	16,257,990
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,022,987

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 4.12% (c), 9/7/2023, LIQ: JPMorgan Chase Bank NA	400,000	400,000
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875% (a), 10/1/2048	1,250,000	1,238,298
		47,130,328
Illinois 7.7%
Chicago, IL, Board of Education, Series A, 5.0%, 12/1/2034	810,000	830,560
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	2,290,000	2,414,490
Chicago, IL, International Airport Authority, Gary Jet Center Project, 4.1% (c), 9/7/2023, LOC: BMO Harris Bank NA	860,000	860,000
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2055	6,395,000	6,720,910
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	2,528,652
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 5.0%, 12/1/2045	3,700,000	3,817,180
Series A, 5.0%, 12/1/2057	5,000,000	5,063,496
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	3,730,000	3,317,798
Series A, 5.0%, 12/1/2052	15,000,000	15,220,635
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	2,993,409
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	8,855,875
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,103,483
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	3,140,347
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	4,192,416
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045* (d)	9,825,000	3,930,000
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	12,127,160
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,563,810
5.0%, 1/1/2035	7,575,000	7,674,940
Series A, 5.0%, 5/1/2040	3,000,000	3,062,623
Series A, 5.0%, 12/1/2042	5,955,000	6,045,649
Series A, 5.0%, 5/1/2043	2,000,000	2,032,397
Series A, 5.25%, 12/1/2030	6,500,000	6,901,326
Series B, 5.25%, 5/1/2041	5,625,000	5,946,759
Series B, 5.25%, 5/1/2042	6,375,000	6,715,866
Series B, 5.25%, 5/1/2043	3,000,000	3,157,187
Series C, 5.25%, 10/1/2046	6,000,000	6,289,714
5.5%, 5/1/2039	7,665,000	8,232,310
5.75%, 5/1/2045	4,205,000	4,522,823
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	7,075,000	7,364,997
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	5,888,497
		161,515,309
Indiana 2.0%
Indiana, Finance Authority Revenue, Franciscan Alliance, Inc. Obligated Group, Series I, 3.95% (c), 9/1/2023, LOC: Barclays Bank PLC	2,685,000	2,685,000
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	20,635,000	17,977,268
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	2,672,500

Indiana, State Finance Authority, CWA Authority, Inc. Project Revenue:
Series A, 5.0%, 10/1/2042 (b)	1,000,000	1,038,952
Series A, 5.0%, 10/1/2043 (b)	1,000,000	1,036,834
Series A, 5.0%, 10/1/2044 (b)	1,000,000	1,033,735
Series A, 5.0%, 10/1/2045 (b)	1,000,000	1,032,681
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	1,780,000	1,822,040
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series G-1, 5.0%, 1/1/2053	9,000,000	9,372,117
Series G-1, 5.25%, 1/1/2048	4,100,000	4,375,791
		43,046,918
Iowa 0.8%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	2,265,000	2,295,118
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	12,905,000	10,633,375
Iowa, Tobacco Settlement Authority Revenue, “2”, Series B1, 4.0%, 6/1/2049	3,575,000	3,484,966
		16,413,459
Kentucky 0.5%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.0%, 6/1/2045	1,275,000	1,194,222
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	10,275,000	10,267,905
		11,462,127
Maryland 0.2%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	2,165,000	2,113,925
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, Series A, 5.75%, 7/1/2053	1,925,000	2,081,010
		4,194,935
Massachusetts 0.8%
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	2,480,000	1,924,065
Series A, 4.0%, 6/1/2056	1,105,000	831,597
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, 5.0%, 7/1/2036	1,000,000	1,017,694
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.95% (c), 9/1/2023, LOC: Bank of America NA	250,000	250,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Series J-2, 3.85% (c), 9/7/2023	500,000	500,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2-R, 3.9% (c), 9/1/2023, LOC: TD Bank NA	650,000	650,000
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue, Series 222, 3.0%, 6/1/2051	12,190,000	11,603,021
Massachusetts, State Water Resources Authority, Series A1, 4.08% (c), 9/7/2023, SPA: JPMorgan Chase Bank NA	50,000	50,000
		16,826,377
Michigan 0.9%
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	1,710,000	1,371,290
4.0%, 12/1/2051	1,745,000	1,347,946

Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series C, 4.0%, 6/1/2049	10,740,000	9,535,507
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	5,800,000	5,810,379
		18,065,122
Minnesota 0.3%
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,215,685
Missouri 0.8%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series P, 5.0%, 2/1/2046	2,460,000	2,287,589
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	2,640,000	2,203,992
Series A, 5.0%, 2/1/2046	3,285,000	3,054,768
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B, 4.2% (c), 9/1/2023, LOC: U.S. Bank NA	5,740,000	5,740,000
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series B, 4.0%, 5/1/2050	2,505,000	2,473,124
		15,759,473
Nevada 0.2%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	37,500,000	4,620,158
New Jersey 3.7%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	1,245,000	1,304,367
New Jersey, State Economic Development Authority Revenue:
Series SSS, 5.25%, 6/15/2038 (b)	1,600,000	1,700,088
Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	17,673,113
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, Series A, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,015,015
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	2,961,136
Series A, 5.0%, 6/15/2047	3,205,000	3,272,055
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	2,080,000	1,712,107
Series C, AMT, 5.0%, 12/1/2053	2,520,000	2,341,964
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	2,635,000	2,698,298
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series CC, 5.5%, 6/15/2050	4,500,000	4,905,276
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	5,820,000	5,360,059
Series AA, 4.25%, 6/15/2044	2,000,000	1,964,185
Series A, 5.0%, 12/15/2034	9,280,000	9,886,364
Series A, 5.0%, 12/15/2036	2,385,000	2,512,158
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	7,900,000	8,159,979
South Jersey, NJ, Transportation Authority System Revenue:
Series A, 4.0%, 11/1/2050	2,000,000	1,771,928
Series A, 5.0%, 11/1/2045	3,000,000	3,052,953
Series A, 5.25%, 11/1/2052	3,200,000	3,303,652
		78,594,697

New Mexico 0.8%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,006,599
Series A, 4.0%, 6/1/2030	5,795,000	6,018,617
New Mexico, State Mortgage Finance Authority, Series A, 3.5%, 1/1/2051	3,005,000	2,926,578
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I”, Series D, 3.75%, 1/1/2050	2,705,000	2,653,715
		17,605,509
New York 14.4%
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	2,032,392
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 3.95% (c), 9/1/2023, LOC: Barclays Bank PLC	6,550,000	6,550,000
Series E 1, 3.95% (c), 9/1/2023, LOC: Barclays Bank PLC	11,025,000	11,025,000
Series D, 5.0%, 11/15/2038	13,635,000	13,633,527
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B2, 5.0%, 11/15/2034	10,940,000	11,725,061
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	1,000,000	879,451
Series A, 4.0%, 7/1/2052	1,175,000	1,008,406
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series B, 5.0%, 2/15/2035	29,990,000	30,516,909
Series B, Prerefunded, 5.0%, 2/15/2035	10,000	10,240
Series A, 5.0%, 2/15/2039	3,945,000	4,096,409
Series A, Prerefunded, 5.0%, 2/15/2039	5,000	5,317
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,306,504
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	2,050,000	2,112,099
AMT, 5.0%, 10/1/2035	3,705,000	3,825,815
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	887,027
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	3,210,000	3,298,658
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 5.0%, 3/15/2047	8,300,000	8,681,239
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series A, 4.0%, 11/15/2054	5,000,000	4,629,862
Series A, 5.0%, 11/15/2034	1,000,000	1,146,893
Series A, 5.0%, 11/15/2035	1,250,000	1,416,615
Series A, 5.0%, 11/15/2036	1,250,000	1,399,956
Series A, 5.0%, 11/15/2049	5,155,000	5,399,733
Series C1A, 5.0%, 5/15/2051	4,240,000	4,471,208
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,209,936
New York City, NY, General Obligation, Series E-1, 5.0%, 4/1/2041	11,250,000	12,166,615
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,053,052
Series GG-1, 5.0%, 6/15/2050	10,000,000	10,454,053
Series AA-1, 5.25%, 6/15/2052	7,500,000	8,106,894

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series D1, 5.0%, 2/1/2038	7,000,000	7,023,954
Series E-1, 5.0%, 11/1/2041	23,490,000	25,515,280
Series F-1, 5.0%, 2/1/2042	14,410,000	15,553,383
Series D-1, 5.25%, 11/1/2040	5,000,000	5,540,601
Series D-1, 5.5%, 11/1/2045	15,000,000	16,703,142
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S3, 5.0%, 7/15/2031	4,000,000	4,322,662
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S1, 5.0%, 7/15/2035	2,800,000	2,979,697
New York, NY, General Obligation:
Series L-4, 4.25% (c), 9/1/2023, LOC: U.S. Bank NA	150,000	150,000
Series B1, 5.0%, 12/1/2031	2,000,000	2,093,177
Series B-1, 5.25%, 10/1/2047	3,000,000	3,252,654
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2029	8,000,000	8,388,170
Series 207, AMT, 5.0%, 9/15/2030	20,000,000	20,966,336
Series 207, AMT, 5.0%, 9/15/2031	6,950,000	7,284,039
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.25%, 5/15/2052	8,000,000	8,623,594
Series A, 5.25%, 5/15/2057	12,000,000	12,885,409
		303,330,969
North Carolina 0.8%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.98% (c), 9/1/2023, LOC: Royal Bank of Canada	1,700,000	1,700,000
North Carolina, Greater Asheville Regional Airport Authority Revenue:
AMT, 5.25%, 7/1/2043, INS: AGMC	1,165,000	1,235,062
AMT, 5.25%, 7/1/2048, INS: AGMC	2,250,000	2,358,980
North Carolina, State Housing Finance Agency:
Series 47, 3.0%, 7/1/2051	7,300,000	6,975,065
Series 42, 4.0%, 1/1/2050	3,935,000	3,885,161
		16,154,268
Ohio 2.6%
Buckeye, OH, Tobacco Settlement Financing Authority:
“1", Series A-2, 4.0%, 6/1/2048	9,975,000	8,839,340
“2", Series B-2, 5.0%, 6/1/2055	6,015,000	5,506,588
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,036,150
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	942,714
5.0%, 1/1/2046	2,790,000	2,496,298
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	7,380,000	7,413,190
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	6,982,992
144A, 5.0%, 12/1/2048	7,500,000	6,410,746
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	3,505,000	3,501,821
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, 3.75%, 9/1/2050	2,955,000	2,895,900
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A, 5.0%, 2/15/2039	3,890,000	4,276,901
		55,302,640

Oklahoma 0.7%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	2,670,000	2,470,980
Series A, 5.5%, 8/15/2041	3,020,000	2,840,099
Series A, 5.5%, 8/15/2044	3,205,000	2,988,919
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	6,479,999
		14,779,997
Pennsylvania 5.9%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	543,196
5.0%, 12/1/2053	1,780,000	1,352,684
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,136,836
Pennsylvania, Bucks County Water and Sewer Authority Revenue, Series A, 5.25%, 12/1/2047, INS: AGMC	2,175,000	2,359,878
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,149,513
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,092,800
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,353,923
5.0%, 6/1/2028	1,290,000	1,373,215
5.0%, 6/1/2029	1,290,000	1,373,454
5.0%, 6/1/2030	855,000	910,061
5.0%, 6/1/2031	865,000	918,200
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,117,249
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 5.75%, 6/30/2048	10,000,000	10,847,348
Pennsylvania, State General Obligation, Series D, 5.0%, 8/15/2032	5,000,000	5,172,020
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 136, 3.0%, 10/1/2051	5,201,695	5,021,635
Series 132A, 3.5%, 4/1/2051	1,715,000	1,686,159
Pennsylvania, State Turnpike Commission Revenue:
Series B, 4.0%, 12/1/2046	5,250,000	4,885,978
Series B, 5.0%, 6/1/2033	12,000,000	12,427,602
Series A-1, 5.0%, 12/1/2040	5,000,000	5,063,323
Series B1, 5.0%, 6/1/2042	6,950,000	7,117,211
Series A, 5.0%, 12/1/2044	20,335,000	20,835,670
Series B, 5.0%, 12/1/2051	4,335,000	4,536,009
Series B, 5.25%, 12/1/2052	4,050,000	4,356,262
Southeastern, PA, Transportation Authority Revenue, 5.25%, 6/1/2052	20,000,000	21,636,170
		125,266,396
South Carolina 2.5%
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	2,500,000	2,521,656
South Carolina, Public Service Authority Revenue, Series A, 4.0%, 12/1/2055	4,000,000	3,472,170
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	7,270,000	6,566,991
Series A, 4.0%, 12/1/2052	8,640,000	7,632,954
Series A, 5.0%, 12/1/2033	4,400,000	4,513,971
Series A, 5.0%, 12/1/2036	4,780,000	4,859,925

South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,000,000	8,045,414
South Carolina, State Transportation Infrastructure Bank Revenue, Series A, 5.0%, 10/1/2038	15,130,000	15,788,273
		53,401,354
Tennessee 1.2%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,530,717
Series B, AMT, 4.0%, 7/1/2054	10,045,000	8,714,219
Series B, AMT, 5.5%, 7/1/2052	3,250,000	3,450,824
Tennessee, State Energy Acquisition Corporation Revenue:
Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	5,050,000	5,224,813
Series A-1, 5.0% (a), 5/1/2053, GTY: Goldman Sachs Group, Inc.	5,000,000	5,097,268
		26,017,841
Texas 11.8%
Aubrey, TX, Independent School District, 4.0%, 2/15/2052	6,025,000	5,577,725
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	4,730,000	4,858,079
Series E, 5.0%, 1/1/2045	1,500,000	1,548,645
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	11,467,627
Houston, TX, Airport System Revenue, Series A, AMT, 5.25%, 7/1/2053, INS: AGMC	5,000,000	5,233,907
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,070,801
5.0%, 9/1/2030	1,000,000	1,069,626
5.0%, 9/1/2031	850,000	909,804
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	2,475,000	2,757,810
Humble, TX, Independent School District, 5.0%, 2/15/2047	9,750,000	10,432,400
Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project:
5.0%, 5/15/2045	1,500,000	1,551,213
5.0%, 5/15/2050	2,500,000	2,572,479
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	12,622,038
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	435,000	362,541
Series A, 5.0%, 10/1/2051	1,580,000	1,217,618
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,525,000	1,258,225
Series A, 4.0%, 4/1/2051	5,500,000	4,378,366
Series A, 4.0%, 4/1/2054	785,000	614,498
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	20,000,000	20,480,570
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series D, 5.5%, 11/15/2047	8,550,000	9,179,410
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series C, 4.0%, 10/1/2049	5,000,000	4,525,431
Texas, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	5,100,000	5,014,450
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	10,930,000	11,819,739
5.0%, 2/15/2042	13,180,000	14,186,514
5.0%, 2/15/2043	11,340,000	12,182,486
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	4,250,000	3,595,772

Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2049	2,890,000	2,252,243
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053* (d)	4,605,000	4,812,225
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	6,250,000	6,623,088
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	1,145,000	1,084,100
Series A, 4.0%, 12/31/2038	1,145,000	1,082,658
Series A, 4.0%, 6/30/2039	875,000	822,985
Series A, 4.0%, 6/30/2040	1,830,000	1,694,667
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	13,500,000	13,526,056
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	2,798,786
Texas, State College Student Loan, Series A, AMT, 5.5%, 8/1/2028	5,620,000	5,903,759
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	11,020,000	11,412,063
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	14,410,000	14,493,876
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
Series B, 4.0%, 10/15/2033	20,000,000	20,454,926
Series B, 4.0%, 10/15/2036	5,000,000	5,027,799
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project:
Series A, 5.0%, 5/15/2040	1,000,000	1,070,443
Series A, 5.0%, 5/15/2041	4,450,000	4,751,478
		248,298,926
Utah 1.9%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 4.0%, 7/1/2051	10,200,000	9,002,927
Series A, AMT, 5.0%, 7/1/2032	5,000,000	5,268,926
Series A, AMT, 5.0%, 7/1/2042	13,440,000	13,644,471
Series A, AMT, 5.0%, 7/1/2043	3,850,000	3,926,454
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,343,439
Series A, AMT, 5.25%, 7/1/2048	3,455,000	3,636,283
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.5%, 6/1/2040	1,400,000	1,547,965
		39,370,465
Virginia 2.6%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
Series A, 5.0%, 10/1/2042	895,000	908,014
Series A, 5.0%, 10/1/2047	3,035,000	3,046,485
Series A, 5.0%, 10/1/2052	3,900,000	3,877,606
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation, 144A, 5.0%, 9/1/2045	3,700,000	3,403,697
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	4,010,000	3,469,462
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	4,275,000	3,902,402
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2049	3,145,000	3,150,190
AMT, 5.0%, 12/31/2052	8,640,000	8,613,009

Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	7,575,000	7,731,258
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education, Series A, 4.0%, 9/1/2031	4,710,000	4,798,714
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	2,017,329
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	5,495,835
Virginia, State Public Building Authority, Public Facility Revenue, Series B, AMT, 4.0%, 8/1/2039	4,700,000	4,504,775
		54,918,776
Washington 3.5%
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	4,345,000	4,762,140
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2031	9,200,000	9,585,798
Series B, AMT, 5.0%, 8/1/2047	2,000,000	2,057,177
Series B, AMT, 5.5%, 8/1/2047	1,500,000	1,602,816
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	13,000,000	13,450,854
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	2,495,000	1,862,703
Series B, 3.0%, 7/1/2048	9,170,000	6,375,050
Series B, 3.0%, 7/1/2058	4,630,000	2,971,804
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	17,700,000	18,079,561
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	5,000,000	3,545,833
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,807,022
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	6,420,293
		74,521,051
West Virginia 1.8%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	8,063,166
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125% (a), 7/1/2045	3,900,000	3,846,362
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	10,085,000	10,247,501
Series A, 5.0%, 6/1/2047	10,035,000	10,132,562
West Virginia, State Parkways Authority, Senior Lien, Trunpike Toll Revenue, 4.0%, 6/1/2051	6,765,000	6,224,446
		38,514,037
Wisconsin 2.5%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	8,501,374
Wisconsin, Public Finance Authority, Green Bond, Fargo Moorhead, AMT, 4.0%, 3/31/2056	7,995,000	6,216,257
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	485,000	394,637
144A, Prerefunded, 4.0%, 4/1/2042	10,000	10,779
144A, 4.0%, 4/1/2052	820,000	609,670
144A, Prerefunded, 4.0%, 4/1/2052	25,000	26,948

Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,040,648
144A, 5.75%, 5/1/2054	3,950,000	3,167,737
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	8,750,000	8,131,402
Series B, 144A, 6.0%, 2/1/2062	3,000,000	2,964,108
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,379,294
144A, 5.0%, 10/1/2048	11,840,000	10,123,728
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 3.95% (c), 9/1/2023, LOC: Barclays Bank PLC	3,850,000	3,850,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 4.2% (c), 9/1/2023, LOC: U.S. Bank NA	5,700,000	5,700,000
		52,116,582
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,084,931
Puerto Rico 0.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,690,325	1,520,793
Series A1, 4.0%, 7/1/2041	2,613,626	2,260,151
Series A1, 4.0%, 7/1/2046	1,097,810	913,900
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	10,000,000	2,785,282
		7,480,126
Total Municipal Investments (Cost $2,138,805,281)		2,074,780,672

Underlying Municipal Bonds of Inverse Floaters (e) 0.5%
New York
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2048 (f) (Cost $11,099,093)	10,000,000	10,572,855
Trust: New York, NY, State Thruway Authority, Personal Income Tax Revenue, Series 2022-XM1029, 144A, 6.26%, 3/15/2030, Leverage Factor at purchase date: 4 to 1

Corporate Bonds 0.5%
Consumer Discretionary
Grand Canyon University, 5.125%, 10/1/2028 (Cost $10,835,000)	10,835,000	9,765,585

	Shares	Value ($)

Closed-End Investment Companies 0.4%
Nuveen Quality Municipal Income Fund (Cost $10,046,847)	744,000	8,087,280

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 4.18% (g) (Cost $26,921)	26,921	26,921

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,170,813,142)	99.8	2,103,233,313
Floating Rate Notes (e)	0.4	7,500,000
Other Assets and Liabilities, Net	(0.2)	(2,327,727)
Net Assets	100.0	2,108,405,586
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	When-issued security.
(c)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2023. Date shown reflects the earlier of demand date or stated maturity date.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(f)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(g)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$2,085,353,527	$—	$2,085,353,527
Corporate Bonds	—	9,765,585	—	9,765,585
Closed-End Investment Companies	8,087,280	—	—	8,087,280
Open-End Investment Companies	26,921	—	—	26,921
Total	$8,114,201	$2,095,119,112	$—	$2,103,233,313

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMMBF-PH1
R-080548-2 (1/25)